Intangible Assets - Schedule of Goodwill for Cash Generating Units (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Terminal growth rate	1.60%	1.60%